Equity - Summary of Unearned Employee Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Restricted Stock Awards for Employees [Abstract]
Balance at January 1	$ (1,164,991)	$ (37,911)	$ 0
Issuance of employee restricted stock awards	0	0	(1,343,782)
Share-based payment expenses	728,748	23,715	178,791
Valuation adjustments	3,396	111	0
Balance at December 31	$ (432,847)	$ (14,085)	$ (1,164,991)